UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES:
Net income/ ( loss)	$ 236,592	$ (25,365)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization of intangible assets	35,207	27,300
Amortization of unfavorable lease terms	(42,026)	0
Vessels impairment loss	(0)	6,800
Impairment of receivable in affiliated company	(0)	6,900
Non cash accrued interest income and amortization of deferred revenue	(1,418)	(788)
Amortization of operating lease right-of-use asset	(61)	459
Amortization and write-off of deferred finance costs and discount	1,568	1,018
Amortization of deferred dry dock and special survey costs	6,883	4,888
Loss on sale of vessels	511	0
Bargain purchase gain	(44,053)	0
Equity in net earnings of affiliated companies	(80,839)	(968)
Stock based compensation	234	483
Changes in operating assets and liabilities:
Net increase in accounts receivable	(1,430)	(18)
Net increase in prepaid expenses and other current assets	(12,521)	(1,230)
Increase/ (decrease) in accounts payable	688	(2,567)
Net increase in accrued expenses	5,487	2,035
Net increase in deferred revenue	5,900	1,564
Net decrease in amounts due from related parties	5,000	14,860
(Decrease)/ increase in amounts due to related parties	(17,324)	22,149
Payments for dry dock and special survey costs	(21,149)	(9,341)
Operating lease liabilities short and long-term	0	(504)
Net cash provided by operating activities	77,249	47,675
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	32,692	0
Deposit for option to acquire vessel	(4,965)	(4,435)
Cash acquired from merger with Navios Containers	10,282	0
Acquisition of/ additions to vessels, net of cash acquired	(180,419)	(37,573)
Repayments of notes receivable	8,872	2,344
Net cash used in investing activities	(133,538)	(39,664)
FINANCING ACTIVITIES:
Cash distributions paid	(1,706)	(6,731)
Net proceeds from issuance of general partner units	7,531	0
Net proceeds from issuance of common units	172,938	0
Repayment of long-term debt and financial liabilities	(260,372)	(47,927)
Payments of deferred finance costs	(3,327)	(415)
Proceeds from long-term debt and financial liabilities	343,350	46,475
Net cash provided by/ (used in) financing activities	258,414	(8,598)
Increase/ (decrease) in cash, cash equivalents and restricted cash	202,125	(587)
Cash, cash equivalents and restricted cash, beginning of period	30,728	30,402
Cash, cash equivalents and restricted cash, end of period	232,853	29,815
Supplemental disclosures of cash flow information
Cash interest paid	12,275	13,053
Non cash financing activities
Stock based compensation	234	483
Non cash investing activities
Loans receivable from affiliates	0	(9,992)
Acquisition of vessels	$ (5,766)	$ 19,997